UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09891

DREYFUS PREMIER OPPORTUNITY FUNDS
- Dreyfus Premier Enterprise Fund
-	Dreyfus Premier Financial Services Fund
-	Dreyfus Premier Natural Leaders Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end: 09/30

Date of reporting period: 09/30/04

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus Premier Enterprise Fund

ANNUAL REPORT September 30, 2004

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
21	Notes to Financial Statements
29	Report of Independent Registered
Public Accounting Firm
30	Board Members Information
32	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
Enterprise Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for Dreyfus Premier Enterprise Fund covers the 12-month period from October 1, 2003, through September 30, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, James Padgett, CFA, of Founders Asset Management LLC, the fund’s sub-investment adviser.

Amid mixed signals from the U.S. economy, the major stock-market indices generally ended the reporting period higher than where they began.The positive effects of better business conditions helped fuel the market’s relative gains, despite lackluster returns in 2004 as investors reacted to the insurgency in Iraq, higher energy prices and some disappointing labor statistics. Also, over the second half of the reporting period, the Federal Reserve Board raised short-term rates three times in what many analysts believe is the beginning of a series of increases.

For many investors, the move to a less accommodative monetary policy marks the start of a new phase in the economic cycle.At times such as these, when market conditions are in a period of transition, we believe it is especially important for investors to stay in close touch with their financial advisors.Your financial advisor can help you rebalance your portfolio in a way that is designed to respond to the challenges and opportunities of today’s changing investment environment.

Thank you for your continued confidence and support.

The Dreyfus Corporation October 15, 2004
2

DISCUSSION OF FUND PERFORMANCE

James D. Padgett, CFA, Portfolio Manager

Founders Asset Management LLC, Sub-Investment Adviser

How did Dreyfus Premier Enterprise Fund perform relative to its benchmark?

For the 12-month period ended September 30, 2004, the fund produced total returns of 20.22% for Class A shares, 19.25% for Class B shares, 19.30% for Class C shares and 19.85% for Class T shares.1 In comparison, the fund’s benchmark, the Russell 2000 Growth Index (the “Index”), produced a total return of 11.92% .2 The fund’s Lipper category, the Lipper Small Cap Growth Funds category, achieved an average total return of 9.10% for the reporting period.3

Micro-cap stocks posted strong returns, especially during the first half of the reporting period, as investors looked forward to a more robust economic recovery.The fund produced higher returns than the Index and the Lipper Small Cap Growth Funds category, primarily due to the success of its security selection strategy.The fund’s relative performance during the reporting period was particularly strong in the information technology sector.

On April 20, 2004, James Padgett became the fund’s primary portfolio manager. Mr. Padgett is a senior portfolio manager at Founders and has been employed there since April 2002.

What is the fund’s investment approach?

The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 65% of its assets in the stocks of micro-cap companies. Micro-caps typically are small (under $500 million market cap) and relatively unknown companies. The fund may also invest in companies with larger market capitalizations, if the portfolio managers believe they represent better prospects for capital appreciation. Although the fund will normally invest in common stocks of U.S.-based companies, it may invest up to 30% of its total assets in foreign securities.The fund’s stock investments may include common stocks, preferred stocks and convertible securities, including those purchased

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

in initial public offerings.The fund may also invest in securities issued by exchange-traded investment companies, which are designed to provide investments corresponding to an equity index.

We seek investment opportunities in companies with fundamental strengths that indicate the potential for strong profit growth.We focus on individual stock selection, building the portfolio from the bottom up, searching one by one for companies that display one or more of the following characteristics: strong management team; competitive industry position; focused business plan; product or market opportunities; strong business prospects; and the ability to benefit from changes in technology, regulations or industry sector trends.

What other factors influenced the fund’s performance?

During the fall of 2003, investors turned their attention to smaller, more speculative stocks that they believed would benefit disproportionately from stronger economic growth. Historically, such stocks have tended to outperform larger, better-established equities during the early stages of economic recoveries, and the pattern during this reporting period was no exception. In the spring of 2004, however, as the economic cycle matured, investors began to focus on larger companies in an attempt to find business models that could provide more earnings stability through the course of an entire business cycle. As a result, micro-cap stocks fared better over the first half of the reporting period than they did during the second half of the reporting period.

Although technology stocks did not represent one of the Index’s stronger performing market sectors during the reporting period, the fund achieved success in the sector due to our bottom-up security selection strategy. For example, the fund received good results from its investment in TransAct Technologies, a small company that makes printers for the gaming, banking and point-of-sale merchandising industries. Faster adoption of the company’s slot machine printers by casinos drove the company’s improvement. The fund also received strong contributions to its performance from telecommunications equipment manufacturer Ditech Communications, which has reported better-than-expected earnings for several consecutive quarters due to higher sales of its echo cancellation technology to wireless

4

and land-line carriers. The fund also outperformed the Index in the consumer discretionary and financials industry groups.

As is to be expected from a broadly diversified portfolio, some of the fund’s holdings produced relatively disappointing results. In the industrials area, trucking company Central Freight Lines encountered difficulties in integrating its acquisition of another company, eroding its earnings. As a result, we sold the fund’s position in Central Freight Lines.Also in the industrials group, for-profit education provider EVCI Career Colleges was hurt by higher expansion-related spending at the same time that its industry came under fire for questionable reporting practices. Because we continue to view favorably the company’s business fundamentals, we have retained the fund’s investment in its stock.

What is the fund’s current strategy?

Although investors’ focus appears to be shifting from smaller companies to larger ones, our bottom-up investment process has continued to identify what we believe to be attractive opportunities among micro-cap companies.We recently have found a number of small companies meeting our criteria in the technology and industrials sectors. Conversely, we have found fewer opportunities among health care companies.

In addition, we reduced the number of holdings in the fund’s portfolio from 116 at the start of the reporting period to 80 as of the end of the reporting period.This strategy is designed to place greater emphasis on stocks in which we have a relatively higher degree of confidence.

October 15, 2004
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
Since the fund’s inception, a significant portion of the fund’s performance is attributable to positive returns from its initial public offering (IPO) investments.There can be no guarantee that IPOs will have or continue to have a positive effect on the fund’s performance. IPOs tend to have a reduced effect on performance as a fund’s asset base grows.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Russell 2000 Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
[3]	SOURCE: Lipper Inc.

The Fund 5

FUND PERFORMANCE
† Source: Lipper Inc.
Past performance is not predictive of future performance.
Since the fund’s inception, a significant portion of the fund’s performance is attributable to positive returns from its initial public offering (IPO) investments.There can be no guarantee that IPOs will have or continue to have a positive effect on the fund’s performance. IPOs tend to have a reduced effect on performance as a fund’s asset base grows.
The above graph compares a $10,000 investment made in Class A, Class B, Class C and Class T shares of Dreyfus
Premier Enterprise Fund on 11/27/00 (inception date) to a $10,000 investment made in the Russell 2000 Growth
Index (the “Index”) on that date. For comparative purposes, the value of the Index on 11/30/00 is used as the beginning value on 11/27/00.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph takes into account the maximum initial sales charges on Class A and
Class T shares, the maximum contingent deferred sales charge on Class B shares and all other applicable fees and expenses on all classes.The Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.The Index does not take into account charges, fees and other expenses which can contribute to the Index potentially outperforming or underperforming the fund.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the
Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 9/30/04

	Inception		From
	Date	1 Year	Inception

Class A shares
with maximum sales charge (5.75%)	11/27/00	13.32%	12.90%
without sales charge	11/27/00	20.22%	14.65%
Class B shares
with applicable redemption charge †	11/27/00	15.25%	13.22%
without redemption	11/27/00	19.25%	13.77%
Class C shares
with applicable redemption charge ††	11/27/00	18.30%	13.80%
without redemption	11/27/00	19.30%	13.80%
Class T shares
with applicable sales charge (4.5%)	11/27/00	14.48%	12.97%
without sales charge	11/27/00	19.85%	14.33%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†	The maximum contingent deferred sales charge for Class B shares is 4%.After six years Class B shares convert to
Class A shares.
††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Enterprise Fund from April 1, 2004 to September 30, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2004
	Class A	Class B	Class C	Class T

Expenses paid per $1,000 †	$ 12.02	$ 15.70	$ 15.75	$ 13.33
Ending value (after expenses)	$954.40	$950.40	$950.90	$953.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment

assuming a hypothetical 5% annualized return for the six months ended September 30, 2004

	Class A	Class B	Class C	Class T

Expenses paid per $1,000 †	$ 12.38	$ 16.17	$ 16.22	$ 13.73
Ending value (after expenses)	$1,012.70	$1,008.90	$1,008.85	$1,011.35

  Expenses are equal to the fund’s annualized expense ratio of 2.46% for Class A, 3.22% for Class B, 3.23% for Class C, and 2.73% for Class T; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
8

STATEMENT OF INVESTMENTS September 30, 2004
Common Stocks—98.4%	Shares	Value ($)

Aerospace & Defense—1.5%
SI International	124,700 [a]	2,732,177
Broadcasting—2.0%
Beasley Broadcast Group, Cl. A	54,775 [a]	859,968
Regent Communications	263,150 [a]	1,489,429
Saga Communications, Cl. A	80,350 [a]	1,361,932
		3,711,329
Commercial Services—11.9%
Advisory Board	66,509 [a]	2,234,703
Comfort Systems USA	427,575 [a]	2,821,995
EVCI Career Colleges	364,600 [a,b]	2,575,899
Intersections	111,400 [a]	1,632,010
Interstate Hotels & Resorts	436,275 [a]	1,766,914
Mobile Mini	104,450 [a]	2,590,360
Navigant International	219,516 [a,b]	3,584,696
PRG-Schultz International	311,850 [a]	1,790,019
Portfolio Recovery Associates	61,575 [a,b]	1,809,689
StarTek	36,425	1,142,288
		21,948,573
Communications Equipment—1.5%
Symmetricom	290,650 [a]	2,749,549
Computer Software/Services—8.6%
Blackboard	79,175	1,358,643
Captiva Software	171,575 [a]	1,921,640
Embarcadero Technologies	373,405 [a]	3,159,006
MIND C. T. I.	585,500	2,623,040
Quality Systems	74,930 [a]	3,784,715
Witness Systems	183,175 [a]	2,943,622
		15,790,666
Computer Storage & Peripherals—2.3%
TransAct Technologies	166,337 [a]	4,299,811
Electronics—2.1%
BEI Technologies	39,250	1,075,450
RadiSys	74,625 [a]	1,041,019
Sonic Solutions	109,450 [a]	1,786,224
		3,902,693
Environmental Services—1.7%
Duratek	179,350 [a]	3,190,637

The Fund 9

S T A T E M E N T O F I N V E S T M E N T S (continued)

Common Stocks (continued)	Shares	Value ($)

Finance—6.6%
ASTA Funding	109,700	1,776,043
Bancorp Bank	112,675 [a]	2,292,936
Commercial Capital Bancorp	147,999	3,358,097
Marlin Business Services	67,325	1,263,017
Pacific Premier Bancorp	119,925 [a]	1,418,713
Placer Sierra Bancshares	100,000	2,100,000
		12,208,806
Food Distributors—1.7%
SunOpta	412,475 [a]	3,209,055
Gaming—1.0%
Pinnacle Entertainment	132,550 [a]	1,829,190
Health Care—10.7%
Abaxis	154,100 [a]	2,004,841
Amedisys	65,650 [a]	1,966,218
Aspect Medical Systems	73,750 [a]	1,334,137
Digirad	205,500	2,147,475
Hologic	103,109 [a]	1,986,910
LCA-Vision	103,625	2,672,489
Merit Medical Systems	132,420 [a]	2,000,866
Psychiatric Solutions	120,500 [a]	3,054,675
Quinton Cardiology Systems	305,000 [a]	2,546,750
		19,714,361
Industrial Machinery—3.6%
Actuant, Cl. A	59,550 [a]	2,454,056
Gardner Denver	150,900 [a]	4,160,313
		6,614,369
Information Technology Consulting & Services—4.2%
Aladdin Knowledge Systems	142,600 [a]	3,194,383
Kanbay International	42,125	895,577
RADVision	90,575 [a]	872,237
Xyratex	244,000	2,842,600
		7,804,797
Internet Software & Services—5.4%
Corillian	550,225 [a]	2,536,537
Greenfield Online	97,300	1,976,163
iVillage	404,100 [a]	2,424,600

10

Common Stocks (continued)	Shares		Value ($)

Internet Software & Services (continued)
LivePerson	367,500	[a]	1,201,725
Open Solutions	75,575		1,887,108
			10,026,133
Oil & Gas Equipment & Services—1.9%
Gulf Island Fabrication	101,550		2,264,565
GulfMark Offshore	81,475	[a]	1,330,487
			3,595,052
Oil & Gas Exploration & Production—2.6%
Brigham Exploration	178,650	[a]	1,679,310
Whiting Petroleum	102,650		3,120,560
			4,799,870
Pharmaceuticals—6.7%
Auxilium Pharmaceuticals	250,000	[b]	2,132,500
Bone Care International	109,850	[a]	2,669,355
Hollis-Eden Pharmaceuticals	148,150	[a,b]	1,595,576
Impax Laboratories	197,350	[a]	3,031,296
Inspire Pharmaceuticals	21,000	[a]	330,330
K-V Pharmaceutical, Cl. A	143,975	[a]	2,577,152
			12,336,209
Restaurants—3.2%
Buffalo Wild Wings	83,925		2,353,257
McCormick & Schmick’s Seafood Restaurants	160,000		1,918,400
Red Robin Gourmet Burgers	37,546	[a]	1,639,634
			5,911,291
Retail—12.9%
Cache	241,375	[a]	3,620,625
Guitar Center	40,740	[a]	1,764,042
Insight Enterprises	259,500	[a]	4,369,980
Interface, Cl. A	389,350	[a]	3,122,587
MarineMax	229,175	[a]	5,161,021
Steinway Musical Instruments	92,350	[a]	2,511,920
Trex	73,050	[a]	3,234,654
			23,784,829
Semiconductors—1.9%
August Technology	181,025	[a]	1,243,642
Catalyst Semiconductor	155,125	[a]	922,994

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)		Shares		Value ($)

Semiconductors (continued)
Pericom Semiconductor		136,644	[a]	1,319,981
				3,486,617
Transportation—2.9%
Marten Transport		134,462	[a]	2,349,051
Old Dominion Freight Line		101,130	[a]	2,913,555
				5,262,606
Other—1.5%
iShares Russell 2000 Growth Index Fund		48,000	[b]	2,812,800
Total Common Stocks
(cost $161,989,047)				181,721,420

Investment of Cash Collateral
for Securities Loaned—2.1%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $3,834,621)		3,834,621	[c]	3,834,621

Total Investments (cost $165,823,668)		100.5%		185,556,041
Liabilities, Less Cash and Receivables		(.5%)		(925,078)
Net Assets		100.0%		184,630,963

[a] Non-income producing.
[b]	All or a portion of these securities are on loan.At September 30, 2004, the total market value of the portfolio’s
	securities on loan is $3,635,787 and the total market value of the collateral held by the portfolio is $3,834,621.
[c]	Investment in affiliated money market mutual fund.

Portfolio Summary †
	Value (%)			Value (%)

Retail	12.9	Internet Software & Services		5.4
Commercial Services	11.9	Information Technology
Health Care	10.7	Consulting & Services		4.2
Computer Software/Services	8.6	Industrial Machinery		3.6
Pharmaceuticals	6.7	Other		29.9
Finance	6.6			100.5

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004

			Cost	Value

Assets ($):
Investments in securities—
See Statement of Investments (including securities
on loan, valued at $3,635,787)—Note 1(c):
Unaffiliated issuers			161,989,047	181,721,420
Affiliated issuers			3,834,621	3,834,621
Cash				2,786,556
Receivable for investment securities sold				2,495,086
Receivable for shares of Beneficial Interest subscribed				39,924
Dividends receivable				8,847
Prepaid expenses				36,528
				190,922,982

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				377,269
Liability for securities on loan—Note 1(c)				3,834,621
Payable for investment securities purchased				1,769,379
Payable for shares of Beneficial Interest redeemed				192,215
Accrued expenses				118,535
				6,292,019

Net Assets ($)				184,630,963

Composition of Net Assets ($):
Paid-in capital				148,467,239
Accumulated net realized gain (loss) on investments				16,431,351
Accumulated net unrealized appreciation
(depreciation) on investments				19,732,373

Net Assets ($)				184,630,963

Net Asset Value Per Share
	Class A	Class B	Class C	Class T

Net Assets ($)	93,370,756	40,525,024	49,038,010	1,697,173
Shares Outstanding	4,460,846	1,994,171	2,411,379	81,961

Net Asset Value Per Share ($)	20.93	20.32	20.34	20.71

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS Year Ended September 30, 2004
Investment Income ($):
Income:
Cash dividends	321,445
Income from securities lending	95,099
Interest	93,921
Total Income	510,465
Expenses:
Investment advisory fee—Note 3(a):
Basic Fee	2,276,645
Performance adjustment	1,279,051
Shareholder servicing costs—Note 3(c)	802,601
Distribution fees—Note 3(b)	622,464
Registration fees	85,383
Professional fees	48,637
Prospectus and shareholders’ reports	36,843
Custodian fees—Note 3(c)	28,523
Trustees’ fees and expenses—Note 3(d)	7,054
Interest expense—Note 2	281
Miscellaneous	9,069
Total Expenses	5,196,551
Less—reduction in custody fees
due to earnings credits—Note 1(c)	(3,457)
Net Expenses	5,193,094
Investment (Loss)—Net	(4,682,629)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	23,790,282
Net unrealized appreciation (depreciation) on investments	(2,437,397)
Net Realized and Unrealized Gain (Loss) on Investments	21,352,885
Net Increase in Net Assets Resulting from Operations	16,670,256

See notes to financial statements.
14

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended September 30,

	2004	2003

Operations ($):
Investment (loss)—net	(4,682,629)	(1,913,589)
Net realized gain (loss) on investments	23,790,282	2,570,319
Net unrealized appreciation
(depreciation) on investments	(2,437,397)	25,822,315
Net Increase (Decrease) in Net Assets
Resulting from Operations	16,670,256	26,479,045

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	118,114,208	24,992,140
Class B shares	20,151,385	7,215,491
Class C shares	31,679,073	6,876,597
Class T shares	1,288,496	269,961
Cost of shares redeemed:
Class A shares	(75,624,467)	(13,067,323)
Class B shares	(7,952,119)	(5,386,317)
Class C shares	(12,678,729)	(4,302,719)
Class T shares	(532,524)	(151,124)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	74,445,323	16,446,706
Total Increase (Decrease) in Net Assets	91,115,579	42,925,751

Net Assets ($):
Beginning of Period	93,515,384	50,589,633
End of Period	184,630,963	93,515,384

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Year Ended September 30,

	2004	2003

Capital Share Transactions:
Class A
Shares sold	5,581,109	1,806,383
Shares redeemed	(3,603,886)	(997,728)
Net Increase (Decrease) in Shares Outstanding	1,977,223	808,655

Class B
Shares sold	980,476	506,429
Shares redeemed	(393,105)	(419,653)
Net Increase (Decrease) in Shares Outstanding	587,371	86,776

Class C
Shares sold	1,546,643	464,768
Shares redeemed	(631,227)	(318,314)
Net Increase (Decrease) in Shares Outstanding	915,416	146,454

Class T
Shares sold	61,621	16,579
Shares redeemed	(25,686)	(9,297)
Net Increase (Decrease) in Shares Outstanding	35,935	7,282

See notes to financial statements.
16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended September 30,

Class A Shares	2004	2003	2002	2001 [a]

Per Share Data ($):
Net asset value, beginning of period	17.41	11.64	11.78	12.50
Investment Operations:
Investment (loss)—net [b]	(.47)	(.36)	(.35)	(.15)
Net realized and unrealized
gain (loss) on investments	3.99	6.13	.34	(.57)
Total from Investment Operations	3.52	5.77	(.01)	(.72)
Distributions:
Dividends from net realized
gain on investments	—	—	(.13)	—
Net asset value, end of period	20.93	17.41	11.64	11.78

Total Return (%) [c]	20.22	49.57	(.26)	(5.76)[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.50	2.87	2.80	1.80[d]
Ratio of net expenses
to average net assets	2.50	2.87	2.80	1.80[d]
Ratio of net investment (loss)
to average net assets	(2.21)	(2.64)	(2.52)	(1.12)[d]
Portfolio Turnover Rate	138.14	164.61	191.85	188.42[d]

Net Assets, end of period ($ X 1,000)	93,371	43,247	19,496	10,636

[a]	From November 27, 2000 (commencement of operations) to September 30, 2001.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)
		Year Ended September 30,

Class B Shares	2004	2003	2002	2001 [a]

Per Share Data ($):
Net asset value, beginning of period	17.04	11.48	11.70	12.50
Investment Operations:
Investment (loss)—net [b]	(.61)	(.46)	(.45)	(.23)
Net realized and unrealized
gain (loss) on investments	3.89	6.02	.36	(.57)
Total from Investment Operations	3.28	5.56	(.09)	(.80)
Distributions:
Dividends from net realized
gain on investments	—	—	(.13)	—
Net asset value, end of period	20.32	17.04	11.48	11.70

Total Return (%) [c]	19.25	48.43	(.95)	(6.40)[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	3.28	3.65	3.57	2.44[d]
Ratio of net expenses
to average net assets	3.28	3.65	3.57	2.44[d]
Ratio of net investment (loss)
to average net assets	(3.01)	(3.42)	(3.29)	(1.76)[d]
Portfolio Turnover Rate	138.14	164.61	191.85	188.42[d]

Net Assets, end of period ($ X 1,000)	40,525	23,970	15,152	9,762

[a]	From November 27, 2000 (commencement of operations) to September 30, 2001.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

18

		Year Ended September 30,

Class C Shares	2004	2003	2002	2001 [a]

Per Share Data ($):
Net asset value, beginning of period	17.05	11.48	11.70	12.50
Investment Operations:
Investment (loss)—net [b]	(.61)	(.45)	(.45)	(.22)
Net realized and unrealized
gain (loss) on investments	3.90	6.02	.36	(.58)
Total from Investment Operations	3.29	5.57	(.09)	(.80)
Distributions:
Dividends from net realized
gain on investments	—	—	(.13)	—
Net asset value, end of period	20.34	17.05	11.48	11.70

Total Return (%) [c]	19.30	48.52	(.95)	(6.40)[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	3.27	3.62	3.56	2.42[d]
Ratio of net expenses
to average net assets	3.27	3.62	3.56	2.42[d]
Ratio of net investment (loss)
to average net assets	(3.00)	(3.39)	(3.28)	(1.74)[d]
Portfolio Turnover Rate	138.14	164.61	191.85	188.42[d]

Net Assets, end of period ($ X 1,000)	49,038	25,503	15,493	8,945

[a]	From November 27, 2000 (commencement of operations) to September 30, 2001.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)
		Year Ended September 30,

Class T Shares	2004	2003	2002	2001 [a]

Per Share Data ($):
Net asset value, beginning of period	17.28	11.58	11.75	12.50
Investment Operations:
Investment (loss)—net [b]	(.52)	(.40)	(.38)	(.18)
Net realized and unrealized
gain (loss) on investments	3.95	6.10	.34	(.57)
Total from Investment Operations	3.43	5.70	(.04)	(.75)
Distributions:
Dividends from net realized
gain on investments	—	—	(.13)	—
Net asset value, end of period	20.71	17.28	11.58	11.75

Total Return (%) [c]	19.85	49.22	(.52)	(6.00)[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.78	3.14	3.06	2.06[d]
Ratio of net expenses
to average net assets	2.78	3.14	3.06	2.06[d]
Ratio of net investment (loss)
to average net assets	(2.50)	(2.91)	(2.76)	(1.38)[d]
Portfolio Turnover Rate	138.14	164.61	191.85	188.42[d]

Net Assets, end of period ($ X 1,000)	1,697	795	449	366

[a]	From November 27, 2000 (commencement of operations) to September 30, 2001.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Enterprise Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund.The fund’s investment objective is capital appreciation.The Dreyfus Corporation (“Dreyfus”) serves as the fund’s investment adviser. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Founders Asset Management LLC (“Founders”) serves as the fund’s sub-investment adviser. Founders is a 90% owned subsidiary of Mellon Financial.The fund is closed to new investors.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase.Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denom-

22

inated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Global Securities Lending, an affiliate of Dreyfus, the fund may lend securities to qualified institutions. At origination, all loans are secured by

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus.The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At September 30, 2004, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $3,579,094, undistributed capital gains $13,937,564 and unrealized appreciation $18,647,066.

During the period ended September 30, 2004, as a result of permanent book to tax differences primarily due to the tax treatment for net operating losses, the fund increased accumulated undistributed invest-

24

ment income-net by $4,682,629, and decreased net realized gain (loss) on investments by the same amount. Net assets were not affected by this reclassification.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the line of credit during the period ended September 30, 2004 was approximately $15,000, with a related weighted average annualized interest rate of 1.87% .

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

Pursuant to an Investment Advisory Agreement with Dreyfus, the fund pays Dreyfus a base fee which is computed at the annual rate of 1.25% of the value of the fund’s average daily net assets and is payable monthly.The base fee may be increased, or decreased by a performance adjustment, at the monthly rate of 1/12th of 0.10% for each percentage point by which the investment performance of the fund exceeds, or is exceeded by, the performance of the fund’s reference index, the Russell 2000 Growth Index over a rolling performance period of 36 months.The performance adjustment is calculated based on the average net assets during the performance period. During the period ended September 30, 2004, the total annualized rate (including the base fee and the performance adjustment), amounted to 1.95% of the funds average daily net assets.

The staff of the Securities and Exchange Commission has raised issues about whether the methodology historically used by the fund to calculate the performance adjustment fully complies with SEC regulations concerning performance fees. Dreyfus is currently engaged in discussions with the staff regarding possible adjustments to the

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

methodology used to calculate the performance adjustment. Retroactive application of such adjustments over the period since December 1, 2001 (the period during which the performance fee has been in effect) would result in a reduction in aggregate management fees for that period. Dreyfus and the fund are fully cooperating with the staff ’s review of this matter. Effective August 31, 2004, pending resolution of that issue, the management fee has been, and will be, accrued in the manner described above. Dreyfus believes that the likelihood that this matter will have a material adverse financial impact on the fund, or negatively impact Dreyfus’s ability to provide investment services to the fund, is remote.

Pursuant to a Sub-Investment Advisory Agreement with Founders, the sub-investment advisory fee is payable monthly by Dreyfus, at the annual rate of .50 of 1% of the value of the fund’s average daily net assets. Effective December 1, 2001, Dreyfus has agreed to pay Founders an amount equal to one-half of the annual investment advisory fee that Dreyfus receives from the fund.

During the period ended September 30, 2004, the Distributor retained $183,725 and $2,737 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $109,967 and $28,176 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares, and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended September 30, 2004, Class B, Class C and Class T shares were charged $279,909, $338,751 and $3,804, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to

26

shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2004, Class A, Class B, Class C and Class T shares were charged $245,305, $93,303, $112,917 and $3,804, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2004, the fund was charged $133,716 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of Dreyfus under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2004, the fund was charged $28,523 pursuant to the custody agreement.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $253,267, Rule 12b-1 distribution plan fees $37,647, shareholder services plan fees $54,524, custodian fees $4,527 and transfer agency per account fees $27,304.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2004, amounted to $305,094,400 and $234,693,045, respectively.

At September 30, 2004, the cost of investments for federal income tax purposes was $166,908,975; accordingly, accumulated net unre-

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

alized appreciation on investments was $18,647,066, consisting of $27,418,528 gross unrealized appreciation and $8,771,462 gross unrealized depreciation.

NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC and the directors of all or substantially all of the Dreyfus funds, on behalf of a purported class and derivatively on behalf of said funds, alleging violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, and the common law. The complaints alleged, among other things, (i) that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend Dreyfus funds over other funds, (ii) that such payments were not disclosed to investors, (iii) that economies of scale and soft-dollar benefits were not passed on to investors, and (iv) that 12b-1 fees charged to certain funds that were closed to new investors were also improper. The complaints sought compensatory and punitive damages, rescission of the advisory contracts and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. On April 22, 2004, the actions were consolidated under the caption In re Dreyfus Mutual Funds Fee Litigation, and a consolidated amended complaint was filed on September 13, 2004.While adding new parties and claims under state and federal law, the allegations in the consolidated amended complaint essentially track the allegations in the prior complaints pertaining to 12b-1 fees, directed brokerage, soft dollars and revenue sharing. Dreyfus and the funds believe the allegations to be totally without merit and intend to defend the action vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse effect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

28

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus Premier Enterprise Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Premier Enterprise Fund (one of the funds comprising Dreyfus Premier Opportunity Funds) as of September 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification by examination of securities held by the custodian as of September 30, 2004 and confirmation of securities not held by the custodian by correspondence with others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier Enterprise Fund at September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York November 12, 2004

The Fund 29

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (61) Chairman of the Board (2000)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Azimuth Trust, an institutional asset management firm, Member of Board of Managers and Advisory Board

No. of Portfolios for which Board Member Serves: 186

———————
Clifford L. Alexander, Jr. (71)
Board Member (2000)

Principal Occupation During Past 5 Years:
  President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
  Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
  Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation (October 1999-September 2000)
Other Board Memberships and Affiliations:
  Wyeth (formerly, American Home Products Corporation), a global leader in pharmaceuticals, consumer healthcare products and animal health products, Director
  Mutual of America Life Insurance Company, Director
No. of Portfolios for which Board Member Serves: 65
———————
Lucy Wilson Benson (77)
Board Member (2000)
Principal Occupation During Past 5 Years:
• President of Benson and Associates, consultants to business and government (1980-present)

Other Board Memberships and Affiliations:
  The International Executive Services Corps., Director
  Citizens Network for Foreign Affairs,Vice Chairperson
  Council on Foreign Relations, Member
  Lafayette College Board of Trustees,Vice Chairperson Emeritus
  Atlantic Council of the U.S., Director
No. of Portfolios for which Board Member Serves: 39
30

David W. Burke (68) Board Member (2003)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:
  John F. Kennedy Library Foundation, Director
  U.S.S. Constitution Museum, Director
No. of Portfolios for which Board Member Serves: 83
———————
Whitney I. Gerard (69) Board Member (2003)
Principal Occupation During Past 5 Years: • Partner of Chadbourne & Parke LLP
No. of Portfolios for which Board Member Serves: 37
———————
Arthur A. Hartman (78) Board Member (2003)
Principal Occupation During Past 5 Years:
  Chairman of First NIS Regional Fund (ING/Barings Management) and New Russia Fund
  Advisory Council Member to Barings-Vostok
Other Board Memberships and Affiliations: • APCO Associates, Inc., Senior Consultant
No. of Portfolios for which Board Member Serves: 37
———————
George L. Perry (70) Board Member (2003)

Principal Occupation During Past 5 Years:

• Economist and Senior Fellow at Brookings Institution

No. of Portfolios for which Board Member Serves: 37
———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

The Fund 31

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since April 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of Dreyfus, and an officer of 97 investment companies (comprised of 190 portfolios) managed by Dreyfus. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 59 years old and has been an employee of Dreyfus since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002.

Chief Investment Officer,Vice Chairman and a director of Dreyfus, and an officer of 97 investment companies (comprised of 190 portfolios) managed by Dreyfus. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 51 years old and has been an employee of Dreyfus since January 2000. Prior to joining Dreyfus, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, Vice President since April 2000.

Executive Vice President, Secretary and General Counsel of Dreyfus, and an officer of 98 investment companies (comprised of 206 portfolios) managed by Dreyfus. He is 58 years old and has been an employee of Dreyfus since June 1977.

STEVEN F. NEWMAN, Secretary since April 2000.

Associate General Counsel and Assistant Secretary of Dreyfus, and an officer of 98 investment companies (comprised of 206 portfolios) managed by Dreyfus. He is 55 years old and has been an employee of Dreyfus since July 1980.

ROBERT R. MULLERY, Assistant Secretary since January 2003.

Associate General Counsel of Dreyfus, and an officer of 26 investment companies (comprised of 58 portfolios) managed by Dreyfus. He is 52 years old and has been an employee of Dreyfus since May 1986.

MICHAEL A. ROSENBERG, Assistant Secretary since April 2000.

Associate General Counsel of Dreyfus, and an officer of 95 investment companies (comprised of 199 portfolios) managed by Dreyfus. He is 44 years old and has been an employee of Dreyfus since October 1991.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of Dreyfus, and an officer of 98 investment companies (comprised of 206 portfolios) managed by Dreyfus. He is 46 years old and has been an employee of Dreyfus since April 1985.

RICHARD CASSARO, Assistant Treasurer since August 2003.

Senior Accounting Manager – Equity Funds of Dreyfus, and an officer of 26 investment companies (comprised of 101 portfolios) managed by Dreyfus. He is 44 years old and has been an employee of Dreyfus since September 1982.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of Dreyfus, and an officer of 27 investment companies (comprised of 106 portfolios) managed by Dreyfus. He is 37 years old and has been an employee of Dreyfus since November 1990.

32

KENNETH J. SANDGREN, Assistant Treasurer since November 2001.

Mutual Funds Tax Director of Dreyfus, and an officer of 98 investment companies (comprised of 206 portfolios) managed by Dreyfus. He is 50 years old and has been an employee of Dreyfus since June 1993.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of Dreyfus and The Dreyfus Family of Funds (98 investment companies, comprising 206 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. Mr. Connolly has served in various capacities with Dreyfus since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001. Mr. Connolly is 47 years old.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 93 investment companies (comprised of 201 portfolios) managed by Dreyfus. He is 33 years old and has been an employee of the Distributor since October 1998.

The Fund 33

For More Information

Dreyfus Premier	Custodian

Enterprise Fund
Mellon Bank, N.A.
200 Park Avenue
One Mellon Bank Center
New York, NY 10166
Pittsburgh, PA 15258

Investment Adviser	Transfer Agent &

The Dreyfus Corporation	Dividend Disbursing Agent

200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue

Sub-Investment Adviser	New York, NY 10166

Founders Asset Management LLC	Distributor

Founders Financial Center
Dreyfus Service Corporation
2930 East Third Avenue
200 Park Avenue
Denver, CO 80206
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2004, is available through the fund’s website at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Beginning with the fund’s fiscal quarter ending December 31, 2004, the fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

®

© 2004 Dreyfus Service Corporation 0534AR0904

Dreyfus Premier Financial Services Fund

ANNUAL REPORT September 30, 2004

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
18	Financial Highlights
20	Notes to Financial Statements
27	Report of Independent Registered
Public Accounting Firm
28	Important Tax Information
29	Board Members Information
31	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
Financial Services Fund	The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for Dreyfus Premier Financial Services Fund covers the 12-month period from October 1, 2003, through September 30, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio managers, Steven A. Gavios and William B. Rubin.

Amid mixed signals from the U.S. economy, the major stock-market indices generally ended the reporting period higher than where they began.The positive effects of better business conditions helped fuel the market’s relative gains, despite lackluster returns in 2004 as investors reacted to the insurgency in Iraq, higher energy prices and some disappointing labor statistics.Also, over the second half of the reporting period, the Federal Reserve Board raised short-term rates three times in what many analysts believe is the beginning of a series of increases.

For many investors, the move to a less accommodative monetary policy marks the start of a new phase in the economic cycle.At times such as these, when market conditions are in a period of transition, we believe it is especially important for investors to stay in close touch with their financial advisors.Your financial advisor can help you rebalance your portfolio in a way that is designed to respond to the challenges and opportunities of today’s changing investment environment.

Thank you for your continued confidence and support.

The Dreyfus Corporation October 15, 2004
2

DISCUSSION OF FUND PERFORMANCE

Steven A. Gavios and William B. Rubin, Portfolio Managers

How did Dreyfus Premier Financial Services Fund perform relative to its benchmark?

For the 12-month period ended September 30, 2004, the fund’s Class A shares produced a total return of 19.70% .1 The fund’s benchmark, the Goldman Sachs Financial Services Index, produced a total return of 17.96% for the same period.2

Between their inception on October 31, 2003 and the end of the fund’s annual reporting period on September 30, 2004, the fund produced total returns of 10.02% for Class B shares, 10.02% for Class C shares, 10.08% for Class R shares and 9.88% for Class T shares.1 The Goldman Sachs Financial Services Index produced a total return of 10.29% from October 31, 2003, through September 30, 2004.2

Financial services stocks produced relatively strong returns compared to the market overall, especially during the first half of the reporting period when low interest rates and robust demand for mortgages, investments and other products and services boosted financial company earnings.The fund’s Class A shares produced higher returns than its benchmark, while the fund’s Class B, C, R and T shares were in line with the benchmark primarily due to the success of its stock selection and sector allocation strategies.

What is the fund’s investment approach?

The fund seeks long-term capital appreciation.To pursue this goal, the fund normally invests at least 80% of its assets in the stocks of companies in the financial services and financial services-related sectors. These companies may include, for example, commercial banks, thrifts, securities/brokerage firms, insurance companies, real estate-related companies, consumer and commercial finance companies and financial technology and processing companies.

When choosing stocks, the fund first analyzes the financial services sectors, focusing on key macroeconomic, demographic and market trends to determine which sectors are likely to fare best within a particular environment. Based on this analysis, the fund may overweight or underweight certain financial services sectors. Using fundamental analysis, the fund then seeks companies within these sectors that have strong growth prospects, consistent earnings growth, strong balance

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

sheets and attractive returns on equity.The fund will look for companies with attractive valuations and the potential to achieve predictable, above-average earnings or revenue growth. The fund typically sells a stock when the reasons for buying it no longer apply, when it achieves our price objective, or when the company begins to show deteriorating fundamentals or poor relative performance.

What other factors influenced the fund’s performance?

In the fall of 2003, short-term interest rates remained near historical lows and the stock market rallied, helping to fuel demand for a variety of financial services products and reducing credit costs for many financial companies. Although stronger economic growth and rising inflationary pressures during the second half of the reporting period led the Federal Reserve Board (the “Fed”) to raise its target for short-term interest rates from 1% to 1.75%, inflationary pressures generally remained low, supporting earnings for financial services companies in a variety of businesses.

For example, mortgage finance companies benefited from strong, ongoing demand for mortgage loans from consumers seeking to purchase new homes or refinance existing mortgages.The fund benefited from this trend through its emphasis on stocks such as Countrywide Financial, which represented the fund’s top performer for the reporting period. In addition, gains in GreenPoint Financial were driven by the announcement of its acquisition by North Fork Bancorporation. These gains were mitigated somewhat by relative underperformance in New York Community Bancorp and E-Loan, which were impacted by news of weak earnings. The fund also placed a greater degree of emphasis on specialty finance companies than the benchmark did. Credit card issuer Capital One Financial saw its stock price rise as credit losses decreased in its loan portfolio.

The fund benefited from maintaining a relatively light exposure to banks, which suffered amid investors’ concerns regarding the sustainability of earnings. Small and midsize banking institutions, such as Signature Bank, produced better returns than larger banks over the reporting period. This was somewhat offset by the fund’s underweighted position in Bank One, whose stock rose as the company merged with J. P. Morgan Chase & Co.The fund’s returns were hindered by its overweighted position in brokerage and asset management companies, where holdings such as Knight Trading Group were hurt by sluggish financial market trading conditions during the second half

4

of the reporting period. The insurance sector also produced disappointing results, as strength in some stocks, such as National Financial Partners, failed to fully offset weakness in other stocks, such as St. Paul Travelers Cos., which was affected by post-merger complications.

As economic and market conditions evolved over the reporting period, we reduced the fund’s holdings of mortgage finance companies, real estate investment trusts and insurance companies, locking in profits on stocks that had done well.We redeployed those assets by increasing the fund’s exposure to certain banks and brokerage companies that, in our view, were poised to benefit from stronger business and market conditions.

What is the fund’s current strategy?

As of the end of the reporting period, the U.S. economy appeared to us to be poised for further gains, which we believe may lead to greater financial company earnings, higher stock prices and further interest-rate hikes from the Fed. In addition, we have attempted to shift the fund’s focus away from those areas, such as small and midsize banks, whose stocks, we believe, have become more fully valued or whose gains in credit quality appear to be behind them.

October 15, 2004
[1]	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class
C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through
September 30, 2005, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower. On October 31, 2003, the fund adopted a multiclass share structure and its name changed to Dreyfus Premier Financial Services
Fund. Outstanding shares were reclassified as Class A shares. Each share class is subject to a different sales charge and distribution expense structure and will achieve a different return.
Since the fund’s inception, a significant portion of the fund’s performance is attributable to positive returns from its initial public offering (IPO) investments.There can be no guarantee that IPOs will have or continue to have a positive effect on the fund’s performance. Currently, the fund is relatively small in asset size. IPOs tend to have a reduced effect on performance as a fund’s asset base grows
[2]	SOURCE: Goldman Sachs & Co. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Goldman Sachs Financial Services Index is a modified capitalization-weighted index designed as a benchmark for U.S.- traded securities.The index includes companies in the following categories: banking services; commercial and consumer financial services; brokerage firms and asset managers; insurance companies; and real estate companies.Total returns are calculated on a month-end basis

The Fund 5

FUND PERFORMANCE

† Source: Goldman Sachs & Co.
Past performance is not predictive of future performance.
Since the fund’s inception, a significant portion of the fund’s performance is attributable to positive returns from its initial public offering (IPO) investments.There can be no guarantee that IPOs will have or continue to have a positive effect on the fund’s performance. Currently, the fund is relatively small in asset size. IPOs tend to have a reduced effect on performance as a fund’s asset base grows.
The above graph compares a $10,000 investment made in Class A shares of Dreyfus Premier Financial Services Fund on 12/28/01 (inception date) to a $10,000 investment made in the Goldman Sachs Financial Services Index (the
“Index”) on that date. For comparative purposes, the value of the Index on 12/31/01 is used as the beginning value on
12/28/01. Performance for Class B, Class C, Class R and Class T shares will vary from the performance of Class A shares shown above due to differences in charges and expenses.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses.The Index is a modified capitalization-weighted index designed as a benchmark for U.S. traded securities.The Index includes companies in the following categories: banking services;
commercial and consumer financial services; brokerage firms and asset managers; insurance companies; and real estate
companies.The Index does not take into account charges, fees and other expenses. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 9/30/04

	Inception		From
	Date	1 Year	Inception

Class A shares
with maximum sales charge (5.75%)	12/28/01	12.83%	7.06%
without sales charge	12/28/01	19.70%	9.37%

Actual Aggregate Total Returns as of 9/30/04

	Inception		From
	Date	1 Year	Inception

Class B shares
with applicable redemption charge †	10/31/03	—	6.02%
without redemption	10/31/03	—	10.02%
Class C shares
with applicable redemption charge ††	10/31/03	—	9.02%
without redemption	10/31/03	—	10.02%
Class R shares	10/31/03	—	10.08%
Class T shares
with applicable sales charge (4.5%)	10/31/03	—	4.90%
without sales charge	10/31/03	—	9.88%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†	The maximum contingent deferred sales charge for Class B shares is 4%.After six years Class B shares convert to
Class A shares.
††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Financial Services Fund from April 1, 2004 to September 30, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2004
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 9.50	$ 9.14	$ 10.47	$ 12.92	$ 9.08
Ending value (after expenses)	$979.50	$976.20	$975.60	$973.10	$973.10

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended September 30, 2004

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 9.67	$ 9.32	$ 10.68	$ 13.18	$ 9.27
Ending value (after expenses)	$1,015.40	$1,015.75	$1,014.40	$1,011.90	$1,015.80

  Expenses are equal to the fund’s annualized expense ratio of 1.92% for Class A, 1.85% for Class B, 2.12% for Class C, 2.62% for Class R and 1.84% for Class T; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
8

STATEMENT OF INVESTMENTS
September 30, 2004

Common Stocks—96.1%	Shares	Value ($

Accident & Health Insurance—.7%
AFLAC	360	14,115
Diversified Financial Services—1.1%
American Express	450	23,157
Finance Companies—12.9%
Affiliated Managers Group	300 [a]	16,062
CIT Group	250	9,348
Capital Lease Funding	700	7,728
Capital One Financial	520	38,428
CapitalSource	450 [a]	10,053
Countrywide Financial	698	27,494
Doral Financial	200	8,294
Federal Home Loan Mortgage	310	20,224
Federal National Mortgage Association	690	43,746
MBNA	1,240	31,248
National Financial Partners	410	14,670
Prudential Financial	270	12,701
SLM	450	20,070
		260,066
Insurance Brokers/Services—1.1%
Marsh & McLennan Cos.	180	8,237
Willis Group Holdings	380	14,212
		22,449
Investment Bankers/Brokers—9.5%
AmeriTrade Holding	330 [a]	3,963
Archipelago Holdings	800 [a]	11,680
Boston Private Financial Holdings	360	8,986
Goldman Sachs Group	390	36,363
Instinet Group	670 [a]	3,370
Jefferies Group	270	9,307
Knight Trading Group	1,100 [a]	10,153
Lehman Brothers Holdings	240	19,133
Merrill Lynch	790	39,279
Morgan Stanley	920	45,356
Schwab (Charles)	450	4,135
		191,725

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Investment Managers—2.0%
Eaton Vance	100	4,039
Franklin Resources	80	4,461
LaBranche & Co.	1,180 [a]	9,971
State Street	500	21,355
		39,826
Life Insurance—1.3%
Aspen Insurance Holdings	560	12,886
Manulife Financial	290	12,699
		25,585
Major Banks—28.6%
Bank of America	2,502	108,412
Bank of Montreal	110	4,803
Bank of New York	720	21,002
Bank of Nova Scotia	300	8,775
Canadian Imperial Bank of Commerce	100	5,338
Citigroup	2,185	96,402
J.P. Morgan Chase & Co.	2,629	104,450
M&T Bank	60	5,742
National City	250	9,655
PNC Financial Services Group	180	9,738
Royal Bank of Canada	270	12,766
Saxon Capital	1,320 [a]	28,380
SouthTrust	150	6,249
U.S. Bancorp	1,350	39,015
Wachovia	1,100	51,645
Wells Fargo	1,100	65,593
		577,965
Mid-Sized Banks—6.7%
CVB Financial	315	6,999
Fifth Third Bancorp	900	44,298
First Horizon National	150	6,504
Marshall & Ilsley	140	5,642
Northern Trust	320	13,056
Provident Bancorp	580	6,809

10

Common Stocks (continued)	Shares		Value ($)

Mid-Sized Banks (continued)
Regions Financial	300		9,918
Sky Financial Group	390		9,750
Synovus Financial	490		12,813
TIB Financial	430		9,568
Toronto-Dominion Bank	270		9,798
			135,155
Multi-Line Insurance—8.4%
Allstate	250		11,998
American International Group	1,600		108,784
Axis Capital Holdings	570		14,820
Hartford Financial Services Group	210		13,005
Lincoln National	120		5,640
Loews	130		7,605
Max Re Capital	440		8,800
			170,652
Property-Casualty Insurance—6.4%
Berkshire Hathaway, Cl. B	27	[a]	77,517
MetLife	350		13,527
Montpelier Re Holdings	420		15,406
RenaissanceRe Holdings	300		15,474
St. Paul Travelers Cos.	240		7,934
			129,858
Real Estate Investment Trusts—3.3%
American Financial Realty Trust	320		4,515
CarrAmerica Realty	100		3,270
Developers Diversified Realty	100		3,915
Equity Office Properties Trust	260		7,085
General Growth Properties	640		19,840
Highland Hospitality	600		6,840
iStar Financial	150		6,184
Mills	80		4,150
Simon Property Group	200		10,726
			66,525

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Rental & Leasing Companies—1.0%
Newcastle Investment	670	20,569
Savings & Loan Associations—7.7%
Astoria Financial	160	5,678
Bank Mutual	900	10,800
Dime Community Bancshares	980	16,464
Golden West Financial	100	11,095
GreenPoint Financial	530	24,518
Harbor Florida Bancshares	250	7,775
MAF Bancorp	280	12,076
New York Community Bancorp	1,096	22,512
Providian Financial	840 [a]	13,054
Sovereign Bancorp	690	15,056
Washington Mutual	450	17,586
		156,614
Smaller Banks—3.2%
Banknorth Group	290	10,150
Commerce Bancorp	150	8,280
Greater Bay Bancorp	210	6,037
Hudson United Bancorp	160	5,896
KNBT Bancorp	300	5,052
Southwest Bancorporation of Texas	270	5,438
Wilmington Trust	260	9,415
Zions Bancorporation	220	13,429
		63,697
Specialty Insurers—2.2%
Fidelity National Financial	748	28,499
Reinsurance Group of America	400	16,480
		44,979
Total Common Stocks
(cost $1,726,609)		1,942,937

12

		Principal
Short-Term Investments—5.0%		Amount ($)	Value ($)

U.S. Treasury Bills;
1.55%, 10/07/2004
(cost $100,974)		101,000	100,976

Total Investments (cost $1,827,583)		101.1%	2,043,913
Liabilities, Less Cash and Receivables		(1.1%)	(22,161)
Net Assets		100.0%	2,021,752
[a] Non-income producing.

Portfolio Summary †
	Value (%)		Value (%)

Major Banks	28.6	Mid-Sized Banks	6.7
Finance Companies	12.9	Property-Casualty Insurance	6.4
Investment Bankers/Brokers	9.5	Short-Term Investments	5.0
Multi-Line Insurance	8.4	Other	15.9
Savings & Loan Associations	7.7		101.1
† Based on net assets.
See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004

				Cost	Value

Assets ($):
Investments in securities—See Statement of Investments				1,827,583	2,043,913
Receivable for shares of Beneficial interest subscribed					18,650
Dividends receivable					2,625
Prepaid expenses					39,031
					2,104,219

Liabilities ($):
Due to the Dreyfus Corporation and affiliates—Note 3(c)					2,555
Cash overdraft due to custodian					19,758
Accrued expenses					60,154
					82,467

Net Assets ($)					2,021,752

Composition of Net Assets ($):
Paid-in capital					1,668,200
Accumulated undistributed investment income—net					13,562
Accumulated net realized gain (loss) on investments					123,660
Accumulated net unrealized appreciation
(depreciation) on investments					216,330

Net Assets ($)					2,021,752

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	1,794,725	160,526	47,471	1,101	17,929
Shares Outstanding	113,678	10,319	3,051.74	70.839	1,154.24

Net Asset Value
Per Share ($)	15.79	15.56	15.56	15.54	15.53
See notes to financial statements.

14

STATEMENT OF OPERATIONS Year Ended September 30, 2004
Investment Income ($):
Income:
Cash dividends (net of $209 foreign taxes withheld at source)	37,808
Interest	186
Income from securities lending	103
Total Income	38,097
Expenses:
Management fee—Note 3(a)	13,819
Auditing fees	22,889
Shareholder servicing costs—Note 3(c)	10,967
Registration fees	8,098
Prospectus and shareholders’ reports	702
Custodian fees—Note 3(c)	583
Legal fees	344
Distribution fees—Note 3(b)	174
Miscellaneous	6,072
Total Expenses	63,648
Less—expense reimbursement from The Dreyfus Corporation
due to undertaking—Note 3(a)	(41,020)
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(170)
Net Expenses	22,458
Investment Income—Net	15,639

Realized and Unrealized Gain (Loss) on Investments-Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	143,174
Net unrealized appreciation (depreciation) on investments	120,872
Net Realized and Unrealized Gain (Loss) on Investments	264,046
Net Increase in Net Assets Resulting from Operations	279,685

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended September 30,

	2004 [a]	2003

Operations ($):
Investment income—net	15,639	12,846
Net realized gain (loss) on investments	143,174	(13,342)
Net unrealized appreciation
(depreciation) on investments	120,872	249,628
Net Increase (Decrease) in Net Assets
Resulting from Operations	279,685	249,132

Dividends to Shareholders from ($):
Investment income—net
Class A shares	(13,147)	(5,096)
Class B shares	(13)	—
Class C shares	(13)	—
Class R shares	(15)	—
Class T shares	(14)
Total Dividends	(13,202)	(5,096)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	181,291	375,503
Class B shares	161,836	—
Class C shares	47,338	—
Class R shares	1,000	—
Class T shares	18,000	—
Dividends reinvested:
Class A shares	13,092	5,096
Class B shares	13	—
Class C shares	13	—
Class R shares	15	—
Class T shares	14	—
Cost of shares redeemed:
Class A shares	(107,394)	(53,762)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	315,218	326,837
Total Increase (Decrease) in Net Assets	581,701	570,873

Net Assets ($):
Beginning of Period	1,440,051	869,178
End of Period	2,021,752	1,440,051
Undistributed investment income—net	13,562	12,203

16

	Year Ended September 30,

	2004 [a]	2003

Capital Share Transactions:
Class A
Shares sold	11,668	29,718
Shares issued for dividends reinvested	899	455
Shares redeemed	(7,020)	(4,254)
Net Increase (Decrease) in Shares Outstanding	5,547	25,919

Class B
Shares sold	10,318	—
Shares issued for dividends reinvested	1	—
Net Increase (Decrease) in Shares Outstanding	10,319	—

Class C
Shares sold	3,051	—
Shares issued for dividends reinvested	1	—
Net Increase (Decrease) in Shares Outstanding	3,052	—

Class R
Shares sold	70	—
Shares issued for dividends reinvested	1	—
Net Increase (Decrease) in Shares Outstanding	71	—

Class T
Shares sold	1,153	—
Shares issued for dividends reinvested	1	—
Net Increase (Decrease) in Shares Outstanding	1,154	—

a The fund changed to a five class fund on October 31, 2003.The existing shares were redesignated Class A shares and the fund commenced offering Class B, Class C, Class R and Class T shares.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased or (decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Year Ended September 30,

Class A Shares	2004 [a]	2003	2002 [b]

Per Share Data ($):
Net asset value, beginning of period	13.32	10.57	12.50
Investment Operations:
Investment income—net [c]	.14	.14	.07
Net realized and unrealized gain
(loss) on investments	2.45	2.67	(2.00)
Total from Investment Operations	2.59	2.81	(1.93)
Distributions:
Dividends from investment income-net	(.12)	(.06)	—
Net asset value, end of period	15.79	13.32	10.57

Total Return (%)	19.70[d]	26.51	(15.44)[e]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.67	8.54	5.62[e]
Ratio of net expenses to average net assets	1.28	1.11	.99[e]
Ratio of net investment income
to average net assets	.93	1.19	.55[e]
Portfolio Turnover Rate	67.11	41.53	47.05[e]

Net Assets, end of period ($ x 1,000)	1,795	1,440	869

[a]	The fund commenced offering five classes of shares on October 31, 2003.The existing shares were redesignated
Class A shares.
[b]	From December 28, 2001 (commencement of operations) to September 30, 2002.
[c]	Based on average shares outstanding at each month end.
[d]	Exclusive of sales charge.
[e]	Not annualized.
See notes to financial statements.

18

		Year Ended September 30, 2004 [a]

	Class B	Class C	Class R	Class T
	Shares	Shares	Shares	Shares

Per Share Data ($):
Net asset value, beginning of period	14.33	14.33	14.33	14.33
Investment Operations:
Investment income (loss)—net [b]	(.07)	.01	(.01)	(.11)
Net realized and unrealized gain
(loss) on investments	1.49	1.41	1.44	1.51
Total from Investment Operations	1.42	1.42	1.43	1.40
Distributions:
Dividends from investment income-net	(.19)	(.19)	(.22)	(.20)
Net asset value, end of period	15.56	15.56	15.54	15.53

Total Return (%) [c]	10.02[d]	10.02[d]	10.08	9.88[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets [c]	3.35	3.77	4.04	3.30
Ratio of net expenses
to average net assets [c]	2.79	2.18	2.04	2.82
Ratio of net investment income
(loss) to average net assets [c]	(.53)	.09	(.04)	(.83)
Portfolio Turnover Rate	67.11	67.11	67.11	67.11

Net Assets, end of period ($ x 1,000)	161	47	1	18

[a]	From October 31, 2003 (commencement of initial offering) to September 30, 2004.
[b]	Based on average shares outstanding at each month end.
[c] Not annualized.
[d] Exclusive of sales charge.
See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Financial Services Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund.The fund’s investment objective is long-term capital appreciation. The Dreyfus Corporation (the “Manager or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.

On July 17, 2003, the fund’s Board of Trustees approved, effective October 31, 2003, changing the fund’s name from “Dreyfus Financial Services Fund” to “Dreyfus Premier Financial Services Fund” which coincided with the implementation of a multiple class structure for the fund. On October 31, 2003, existing shares were classified as Class A shares and the fund began offering Class B, Class C, Class R and Class T shares.The fund is authorized to issue an unlimited number of shares of $.001 par value Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, except for shareholders beneficially owning shares on October 30, 2003. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

20

As of September 30, 2004, MBC Investments Corp., an indirect subsidiary of Mellon Financial, held 81,097 Class A shares, all of the outstanding Class R shares and 71 Class T shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Global Securities Lending, an affiliate of the Manager, the fund may lend securities to qualified institutions. At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

22

(c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At September 30, 2004, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $105,594, undistributed capital gains $36,884 and unrealized appreciation $211,074.

The tax character of distributions paid to shareholders during the fiscal periods ended September 30, 2004 and September 30, 2003, were as follows: ordinary income $13,202 and $5,096, respectively.

During the period ended September 30, 2004, as a result of permanent book to tax differences primarily due to the tax treatment for real estate investment trusts, the fund decreased accumulated undistributed investment income-net by $1,078, increased net realized gain (loss) on investments by $1,149 and decreased paid-in-capital by $71. Net assets were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund may borrow up to $250 thousand for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

prevailing market rates in effect at the time of borrowings. During the period ended September 30, 2004, the fund did not borrow under either line of credit.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .80 of 1% of the value of the fund’s average daily net assets and is payable monthly.The Manager has undertaken from October 1, 2003 through September 30, 2005 that, if the fund’s aggregate expenses, exclusive of taxes, brokerage fees, extraordinary expenses, interest on borrowings, Rule 12b-1 distribution plan fees and shareholder services plan fees, exceed an annual rate of 1.05% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. The expense reimbursement, pursuant to the undertaking, amounted to $41,020 during the period ended September 30, 2004.

(b) Effective October 31, 2003 under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares, and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended September 30, 2004, Class B, Class C and Class T shares were charged $110, $59 and $5, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial

24

institution or industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2004, Class A, Class B, Class C and Class T shares were charged $4,255, $37, $19 and $5, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2004, the fund was charged $377 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2004, the fund was charged $583 pursuant to the custody agreement.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $1,271, Rule 12b-1 distribution plan fees $88, shareholder services plan fees $397, custodian fees $2,476 and transfer agency per account fees $344, which are offset against an expense reimbursement currently in effect in the amount of $2,021.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2004, amounted to $1,404,756 and $1,164,903, respectively.

At September 30, 2004, the cost of investments for federal income tax purposes was $1,832,839; accordingly, accumulated net unrealized appreciation on investments was $211,074, consisting of $250,827 gross unrealized appreciation and $39,753 gross unrealized depreciation.

The Fund 25

>
NOTES TO FINANCIAL STATEMENTS (continued)
NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC and the directors of all or substantially all of the Dreyfus funds, on behalf of a purported class and derivatively on behalf of said funds, alleging violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, and the common law. The complaints alleged, among other things, (i) that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend Dreyfus funds over other funds, (ii) that such payments were not disclosed to investors, (iii) that economies of scale and soft-dollar benefits were not passed on to investors, and (iv) that 12b-1 fees charged to certain funds that were closed to new investors were also improper. The complaints sought compensatory and punitive damages, rescission of the advisory contracts and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. On April 22, 2004, the actions were consolidated under the caption In re Dreyfus Mutual Funds Fee Litigation, and a consolidated amended complaint was filed on September 13, 2004.While adding new parties and claims under state and federal law, the allegations in the consolidated amended complaint essentially track the allegations in the prior complaints pertaining to 12b-1 fees, directed brokerage, soft dollars and revenue sharing. Dreyfus and the funds believe the allegations to be totally without merit and intend to defend the action vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse effect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Premier Financial Services Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Premier Financial Services Fund (formerly, Dreyfus Financial Services Fund) (one of the funds comprising Dreyfus Premier Opportunity Funds) as of September 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification by examination of securities held by the custodian as of September 30, 2004 and confirmation of securities not held by the custodian by correspondence with others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier Financial Services Fund at September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York November 12, 2004

IMPORTANT TAX INFORMATION (Unaudited)

The fund designates 93.83% of the ordinary dividends paid during the fiscal year ended September 30, 2004 as qualifying for the corporate dividends received deduction.The fund also designates 100% of the ordinary dividends paid during the fiscal year as qualifying dividends, subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Shareholders will receive notification in January 2005 of the percentage applicable to the preparation of their 2004 income tax returns.

28

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (61) Chairman of the Board (2000) Principal Occupation During Past 5 Years: • Corporate Director and Trustee Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Azimuth Trust, an institutional asset management firm, Member of Board of Managers and Advisory Board

No. of Portfolios for which Board Member Serves: 186

———————

Clifford L. Alexander, Jr. (71)

Board Member (2000)

Principal Occupation During Past 5 Years:

  President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
  Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
  Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation (October 1999-September 2000)
Other Board Memberships and Affiliations:
  Wyeth (formerly, American Home Products Corporation), a global leader in pharmaceuticals, consumer healthcare products and animal health products, Director
  Mutual of America Life Insurance Company, Director

No. of Portfolios for which Board Member Serves: 65

———————

Lucy Wilson Benson (77)

Board Member (2000)

Principal Occupation During Past 5 Years:

• President of Benson and Associates, consultants to business and government (1980-present)

Other Board Memberships and Affiliations:

  The International Executive Services Corps., Director
  Citizens Network for Foreign Affairs,Vice Chairperson
  Council on Foreign Relations, Member
  Lafayette College Board of Trustees,Vice Chairperson Emeritus
  Atlantic Council of the U.S., Director
No. of Portfolios for which Board Member Serves: 39

The Fund 29

BOARD MEMBERS INFORMATION (Unaudited) (continued)

David W. Burke (68) Board Member (2003)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:
  John F. Kennedy Library Foundation, Director
  U.S.S. Constitution Museum, Director

No. of Portfolios for which Board Member Serves: 83

———————
Whitney I. Gerard (69) Board Member (2003)
Principal Occupation During Past 5 Years: • Partner of Chadbourne & Parke LLP

No. of Portfolios for which Board Member Serves: 37

———————
Arthur A. Hartman (78) Board Member (2003)
Principal Occupation During Past 5 Years:
  Chairman of First NIS Regional Fund (ING/Barings Management) and New Russia Fund
  Advisory Council Member to Barings-Vostok
Other Board Memberships and Affiliations: • APCO Associates Inc., Senior Consultant

No. of Portfolios for which Board Member Serves: 37

———————
George L. Perry (70) Board Member (2003)

Principal Occupation During Past 5 Years:

• Economist and Senior Fellow at Brookings Institution

No. of Portfolios for which Board Member Serves: 37

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

30

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 97 investment companies (comprised of 190 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 59 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 97 investment companies (comprised of 190 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 51 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, Vice President since March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 98 investment companies (comprised of 206 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since June 1977.

STEVEN F. NEWMAN, Secretary since March 2000.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 98 investment companies (comprised of 206 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since July 1980.

ROBERT R. MULLERY, Assistant Secretary since March 2000.

Associate General Counsel of the Manager, and an officer of 26 investment companies (comprised of 58 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Assistant Secretary since January 2003.

Associate General Counsel of the Manager, and an officer of 26 investment companies (comprised of 87 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since October 1990.

MICHAEL A. ROSENBERG, Assistant Secretary since March 2000.

Associate General Counsel of the Manager, and an officer of 95 investment companies (comprised of 199 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1991.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 98 investment companies (comprised of 206 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since August 2003.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 26 investment companies (comprised of 101 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since September 1982.

The Fund 31

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 27 investment companies (comprised of 106 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1990.

KENNETH J. SANDGREN, Assistant Treasurer since November 2001.

Mutual Funds Tax Director of the Manager, and an officer of 98 investment companies (comprised of 206 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 1993.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (98 investment companies, comprising 206 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. Mr. Connolly has served in various capacities with the Manager since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001. Mr. Connolly is 47 years old.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 33 years old and has been an employee of the Distributor since October 1998.

32

For More	Information

Dreyfus Premier	Transfer Agent &
Financial Services Fund	Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue
Dreyfus Service Corporation
New York, NY 10166
200 Park Avenue
Custodian	New York, NY 10166
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2004, is available through the fund’s website at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Beginning with the fund’s fiscal quarter ending December 31, 2004, the fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

®

© 2004 Dreyfus Service Corporation 0069AR0904

Dreyfus Premier Natural Leaders Fund

ANNUAL REPORT September 30, 2004

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
17	Notes to Financial Statements
25	Report of Independent Registered
Public Accounting Firm
26	Board Members Information
28	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
Natural Leaders Fund	The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for Dreyfus Premier Natural Leaders Fund covers the period from the fund’s inception on October 31, 2003, through its annual reporting period on September 30, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Hilary Woods, CFA.

Amid mixed signals from the U.S. economy, the major stock-market indices generally ended the reporting period higher than where they began.The positive effects of better business conditions helped fuel the market’s relative gains, despite lackluster returns in 2004 as investors reacted to the insurgency in Iraq, higher energy prices and some disappointing labor statistics. Also, over the second half of the reporting period, the Federal Reserve Board raised short-term rates three times in what many analysts believe is the beginning of a series of increases.

For many investors, the move to a less accommodative monetary policy marks the start of a new phase in the economic cycle.At times such as these, when market conditions are in a period of transition, we believe it is especially important for investors to stay in close touch with their financial advisors.Your financial advisor can help you rebalance your portfolio in a way that is designed to respond to the challenges and opportunities of today’s changing investment environment.

Thank you for your continued confidence and support.

The Dreyfus Corporation October 15, 2004
2

DISCUSSION OF FUND PERFORMANCE

Hilary Woods, CFA, Portfolio Manager

How did Dreyfus Premier Natural Leaders Fund perform relative to its benchmark?

Since its inception on October 31, 2003, through the end of its annual reporting period on September 30, 2004, the fund produced total returns of 35.68% for Class A shares, 34.72% for Class B shares, 34.80% for Class C shares, 36.08% for Class R shares and 35.44% for Class T shares.1 This compares with the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), which produced a total return of 7.77% for the same period.2 In comparison, the Goldman Sachs Natural Resource Index, which more closely reflects the fund’s composition, returned 36.86% for the same period. 3

We attribute the fund’s performance partly to sharply rising energy prices generated by political instability in the Middle East, and partly to strong global demand for industrial metals and other commodities driven by economic expansion in the United States and China. The fund produced higher returns than its benchmark, primarily because strong demand and constrained supplies led to improving business fundamentals for the natural resource producers and service providers in which the fund invests.

What is the fund’s investment approach?

The fund seeks long-term capital appreciation. The fund normally invests at least 65% of its assets in the stocks of companies in the natural resources-related sectors. These companies may include, for example, companies involved either directly or through subsidiaries in exploring, mining, drilling, refining, processing, transporting, distributing, fabricating, dealing or owning natural resources and companies providing environmental services.The fund typically will invest in equity securities of U.S.-based companies, but may invest up to 45% of its total assets in foreign securities, including emerging market securities.The fund’s investments may include common stocks, preferred stocks, warrants and

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

convertible securities, including those purchased in initial public offerings and American Depository Receipts (ADRs). The fund may also invest in exchange-traded investment companies, which are designed to provide investment results corresponding to an index.

The fund invests in growth and value stocks, and typically will maintain exposure to the major natural resources sectors. Using fundamental research and direct management contact, the portfolio manager seeks stocks or companies with strong positions in their natural resources sector, sustained achievement records and strong financial conditions. The portfolio manager also looks for special situations, such as corporate restructurings, turnarounds or management changes that could increase a stock price.The fund typically sells a stock when the reasons for buying no longer apply or when the company begins to show deteriorating fundamentals or poor relative performance or when a stock is fully valued by the market.The fund may also sell a stock to secure gains, limit losses or re-deploy assets into more promising opportunities.

What other factors influenced the fund’s performance?

Supply constraints and strong industrial demand made metal mining concerns some of the fund’s best performers. For example, silver producers Coeur D’Alene Mines Corp. and Pan American Silver and palladium producer North American Palladium produced significant gains.The timely purchase and sale of steel service and fabrication companies, such as Olympic Steel and Lone Star Technologies, also resulted in attractive returns. Energy-related holdings generated robust gains as well, supported by rising oil and gas prices. Top energy performers included integrated oil and gas companies, such as ChevronTexaco; independent oil and gas producers, such as Apache; holders of energy rich properties, such as San Juan Basin Royalty Trust and Hugoton Royalty Trust; and uranium mining concerns, such as Cameco. Finally, holdings in a few other areas also contributed to the fund’s returns, such as Louisiana-Pacific, a producer of housing materials.

On the other hand, several holdings detracted from the fund’s performance. Among mineral mining companies, Harmony Gold Mining was hurt by exposure to the South African rand; MineFinders

4

Corporation suffered from unexpected delays in announcing new reserves; and Amerigo Resources declined briefly at the time the fund sold its position. In the energy area, McMoran Exploration lost ground when the company had limited exploration success and moved to raise capital at the expense of shareholders. Alternative energy developers, such as Quantum Fuel Systems Technologies Worldwide and IMPCO Technologies, reported disappointing revenues, leading the fund to sell its holdings.

What is the fund’s current strategy?

As of the end of the reporting period, we have continued to find what we consider to be attractive investment opportunities among natural resources stocks, a sector that historically has borne little correlation to the performance of other market sectors. In particular, we currently maintain a slight favor of metal mining stocks, which we believe are positioned to benefit from stronger global economic growth while protecting the fund from some of the currency risks associated with natural resources investments.The fund also holds a significant number of energy-related stocks, which we believe are positioned to prosper even if commodity prices decline mildly in the coming months.

October 15, 2004
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than original cost. Return figures provided reflect the absorption of fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through September 30, 2005. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.
[3]	SOURCE: Goldman Sachs & Co. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Goldman Sachs Natural Resource Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded natural resources-related
stocks.The index includes companies in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations. It is a modified capitalization-weighted index and component companies must meet objective criteria for inclusion.

The Fund 5

FUND PERFORMANCE
† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class A, Class B, Class C, Class R and Class T shares of Dreyfus Premier Natural Leaders Fund on 10/31/03 (inception date) to a $10,000 investment made in the
Standard & Poor’s 500 Composite Stock Price Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph takes into account the maximum initial sales charge on Class A and
Class T shares, the applicable contingent deferred sales charge on Class B and Class C shares and all other applicable fees and expenses on all classes.The Index is a widely accepted, unmanaged index of overall U.S. stock market
performance.The Index does not take into account charges, fees and other expenses. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Actual Aggregate Total Returns as of 9/30/04

	Inception	From
	Date	Inception

Class A shares
with maximum sales charge (5.75%)	10/31/03	27.90%
without sales charge	10/31/03	35.68%
Class B shares
with applicable redemption charge †	10/31/03	30.72%
without redemption	10/31/03	34.72%
Class C shares
with applicable redemption charge ††	10/31/03	33.80%
without redemption	10/31/03	34.80%
Class R shares	10/31/03	36.08%
Class T shares
with applicable sales charge (4.5%)	10/31/03	29.34%
without sales charge	10/31/03	35.44%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
†	The maximum contingent deferred sales charge for Class B shares is 4%.After six years Class B shares convert to
Class A shares.
††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Natural Leaders Fund from April 1, 2004 to September 30, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2004
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 7.92	$ 11.86	$ 11.86	$ 6.61	$ 9.24
Ending value (after expenses)	$1,112.90	$1,108.60	$1,109.30	$1,114.70	$1,111.60

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment

assuming a hypothetical 5% annualized return for the six months ended September 30, 2004

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 7.57	$ 11.33	$ 11.33	$ 6.31	$ 8.82
Ending value (after expenses)	$1,017.50	$1,013.75	$1,013.75	$1,018.75	$1,016.25

  Expenses are equal to the fund’s annualized expense ratio of 1.50% for Class A, 2.25% for Class B, 2.25% for Class C, 1.25% for Class R and 1.75% for Class T; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
8

STATEMENT OF INVESTMENTS September 30, 2004
Common Stocks—98.6%	Shares	Value ($)

Consumer Staples—1.6%
Sadia, ADR	1,200 [a]	66,972
Energy—24.3%
BJ Services	1,100	57,651
Baker Hughes	1,300	56,836
Canadian Oil Sands Trust	1,500	64,982
Diamond Offshore Drilling	1,900	62,681
ENSCO International	1,800	58,806
Kinder Morgan Management	1,441 [b]	59,830
Marathon Oil	1,500	61,920
Noble	1,400 [b]	62,930
OPTI Canada	3,100	46,691
Occidental Petroleum	1,100	61,523
Pioneer Drilling	6,700 [b]	56,280
TGS Nopec Geophysical	3,200 [b]	61,975
Tesoro Petroleum	2,100 [b]	62,013
Total, ADR	1,000	102,170
Universal Compression Holdings	1,700 [b]	57,919
Valero Energy	800	64,168
		998,375
Financial—2.7%
Koninklijke Boskalis Westminster	2,100	55,743
Plum Creek Timber	1,600	56,048
		111,791
Industrial—1.7%
Bucyrus International, Cl. A	2,000	67,200
Integrated Oil Companies—17.4%
BP, ADR	2,100	120,813
ChevronTexaco	2,800	150,192
ConocoPhillips	1,600	132,560
Exxon Mobil	2,700	130,491
Kerr-McGee	1,000	57,250
Royal Dutch Petroleum (New York Shares)	2,400	123,840
		715,146
Materials—23.8%
Alcan	1,700	81,260
CONSOL Energy	1,700	59,313
Century Aluminum	2,100 [b]	58,233

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Materials (continued)
Fording Canadian Coal Trust	1,100	61,567
Harmony Gold Mining, ADR	4,100	55,842
Hercules	4,400 [b]	62,700
Kinross Gold	9,000 [b]	61,020
Longview Fibre	4,200	64,050
Olin	3,200	64,000
Peabody Energy	1,000	59,500
Pope & Talbot	3,300	58,080
Sappi, ADR	4,200	60,144
Sasol	3,100	57,769
Sigma-Aldrich	1,000	58,000
TimberWest Forest	5,200	57,709
Votorantim Celulose e Papel, ADR	1,700	58,735
		977,922
Metals & Minerals—16.3%
Cameco	800	63,392
International Steel Group	1,900	64,030
Meridian Gold	4,900 [b]	81,928
Mesabi Trust	6,300	58,905
POSCO, ADR	1,500	56,775
Pan American Silver	3,700 [b]	63,011
Phelps Dodge	700	64,421
Placer Dome	4,000	79,520
Rio Tinto, ADR	600	65,190
Western Silver	7,800 [b]	73,320
		670,492
Oil & Gas Production—10.8%
Apache	1,800	90,198
Eni, ADR	1,000	112,300
GlobalSantaFe	1,900	58,235
Petroleo Brasileiro, ADR	1,700	59,925
Plains Exploration & Production	2,500 [b]	59,650
Vintage Petroleum	3,200	64,224
		444,532
Total Common Stocks
(cost $3,467,964)		4,052,430

10

Other Investments—2.9%		Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $117,000)		117,000 [c]	117,000

Investment of Cash Collateral
for Securities Loaned—1.1%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $46,400)		46,400 [c]	46,400

Total Investments (cost $3,631,364)		102.6%	4,215,830
Liabilities, Less Cash and Receivables		(2.6%)	(105,185)
Net Assets		100.0%	4,110,645

ADR—American Depository Receipt
[a]	A portion of this security is on loan.At September 30, 2004, the total market value of the fund’s security on loan is
	$44,648 and the total market value of the collateral held by the fund is $46,400.
[b] Non-income producing.
[c]	Investments in affiliated money market mutual funds.

Portfolio Summary †
	Value (%)		Value (%)

Energy	24.3	Oil & Gas Production	10.8
Materials	23.8	Other	10.0
Integrated Oil Companies	17.4
Metals & Minerals	16.3		102.6

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004

	Cost	Value

Assets ($):
Investments in securities—
See Statement of Investments (including securities
on loan, valued at $44,648)—Note 1(c):
Unaffiliated issuers	3,467,964	4,052,430
Affiliated issuers	163,400	163,400
Cash		10,638
Receivable for investment securities sold		112,237
Receivable for shares of Beneficial Interest subscribed		87,677
Dividends and interest receivable		4,751
Prepaid expenses		10,605
Due from The Dreyfus Corporation and affiliates—Note 3(c)		3,773
		4,445,511

Liabilities ($):
Liability for securities on loan—Note 1(c)		46,400
Payable for investment securities purchased		211,808
Payable for shares of Beneficial Interest redeemed		7,493
Accrued expenses		69,165
		334,866

Net Assets ($)		4,110,645

Composition of Net Assets ($):
Paid-in capital		3,401,746

Accumulated undistributed investment income—net					13,892
Accumulated net realized gain (loss) on investments					110,533
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions					584,474

Net Assets ($)					4,110,645

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class

Net Assets ($)	2,162,012	717,762	604,446	340,189	286,236
Shares Outstanding	127,455	42,615	35,873	19,997	16,903

Net Asset Value Per Share ($)	16.96	16.84	16.85	17.01	16.93

See notes to financial statements.

12

STATEMENT OF OPERATIONS
From October 31, 2003 (commencement of operations)
to September 30, 2004

Investment Income ($):
Income:
Cash dividends (net of $2,649 foreign taxes withheld at source):
Unaffiliated issuers	45,543
Affiliated issuers	890
Income on securities lending	975
Interest	221
Total Income	47,629
Expenses:
Management fee—Note 3(a)	16,500
Registration fees	65,408
Legal fees	44,761
Auditing fees	23,059
Shareholder servicing costs—Note 3(c)	7,614
Custodian fees—Note 3(c)	6,689
Distribution fees—Note 3(b)	5,768
Prospectus and shareholders’ reports	5,613
Trustees’ fees and expenses—Note 3(d)	905
Miscellaneous	6,962
Total Expenses	183,279
Less—expense reimbursement from The Dreyfus Corporation
due to undertaking—Note 3(a)	(145,127)
Less—reduction in custody fees
due to earnings credits—Note 1(c)	(23)
Net Expenses	38,129
Investment Income—Net	9,500

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	109,616
Net unrealized appreciation (depreciation) on investments
and foreign currency transactions	584,474
Net Realized and Unrealized Gain (Loss) on Investments	694,090
Net Increase in Net Assets Resulting from Operations	703,590

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS
From October 31, 2003 (commencement of operations)
to September 30, 2004

Operations ($):
Investment income—net	9,500
Net realized gain (loss) on investments	109,616
Net unrealized appreciation (depreciation) on investments	584,474
Net Increase (Decrease) in Net Assets
Resulting from Operations	703,590

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	2,064,583
Class B shares	667,668
Class C shares	499,092
Class R shares	260,087
Class T shares	213,789
Cost of shares redeemed:
Class A shares	(229,511)
Class B shares	(68,653)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	3,407,055
Total Increase (Decrease) in Net Assets	4,110,645

Net Assets ($):
Beginning of Period	—
End of Period	4,110,645
Accumulated undistributed investment income—net	13,892

14

Capital Share Transactions:
Class A
Shares sold	142,443
Shares redeemed	(14,988)
Net Increase (Decrease) in Shares Outstanding	127,455

Class B
Shares sold	47,281
Shares redeemed	(4,666)
Net Increase (Decrease) in Shares Outstanding	42,615

Class C
Shares sold	35,873

Class R
Shares sold	19,997

Class T
Shares sold	16,903

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following table describes the performance for each share class for the fiscal period from October 31, 2003 (commencement of operations) to September 30, 2004. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Class A	Class B	Class C	Class R	Class T
	Shares	Shares	Shares	Shares	Shares

Per Share Data ($):
Net asset value, beginning of period	12.50	12.50	12.50	12.50	12.50
Investment Operations:
Investment income (loss)—net [a]	.10	(.01)	(.01)	.11	.04
Net realized and unrealized
gain (loss) on investments	4.36	4.35	4.36	4.40	4.39
Total from Investment Operations	4.46	4.34	4.35	4.51	4.43
Net asset value, end of period	16.96	16.84	16.85	17.01	16.93

Total Return (%) [b]	35.68[c]	34.72[c]	34.80[c]	36.08	35.44[c]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets [b]	6.80	8.44	8.12	8.19	9.09
Ratio of net expenses
to average net assets [b]	1.38	2.07	2.07	1.15	1.61
Ratio of net investment income
(loss) to average net assets [b]	.65	(.05)	(.09)	.75	.25
Portfolio Turnover Rate [b]	155.28	155.28	155.28	155.28	155.28

Net Assets, end of period ($ x 1,000)	2,162	718	604	340	286

[a]	Based on average shares outstanding at each month end.
[b] Not annualized.
[c] Exclusive of sales charge.
See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Natural Leaders Fund (the “fund”) is a separate diversified series of Dreyfus Premier Opportunity Funds (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund, which commenced operations on October 31, 2003. The fund’s investment objective is capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C, Class R and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of September 30, 2004, MBC Investments Corporation, an indirect subsidiary of Mellon Financial, held 16,000 shares in Class A, Class B, Class C, Class R and Class T shares of the fund.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of

18

restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

(b) Foreign currency transactions:The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

Pursuant to a securities lending agreement with Mellon Global Securities Lending, an affiliate of the Manager, the fund may lend securities to qualified institutions. At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At September 30, 2004, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $124,175, undistributed capital gains $948 and unrealized appreciation $583,776.

20

During the period ended September 30, 2004, as a result of permanent book to tax differences primarily due to the tax treatment for foreign exchange gains and losses and real estate investment trusts, the fund increased accumulated undistributed investment income-net by $4,392, increased accumulated net realized gain (loss) on investments by $917 and decreased paid-in capital by $5,309. Net assets were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund may borrow up to $500 thousand for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended September 30, 2004, the fund did not borrow under either line of credit.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .75 of 1% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken from October 31, 2003 through September 30, 2005, that, if the fund’s aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings, Rule 12b-1 distribution plan fees, shareholder services plan fees and extraordinary expenses, exceed an annual rate of 1.25% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. The expense reimbursement, pursuant to the undertaking, amounted to $145,127 during the period ended September 30, 2004.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended September 30, 2004, the Distributor retained $6,507 from commissions earned on sales of the fund’s Class A shares and $188 from contingent deferred sales charges on redemptions of the fund’s Class B shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended September 30, 2004, Class B, Class C and Class T shares were charged $2,595, $2,629 and $544, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2004, Class A, Class B, Class C and Class T shares were charged $2,599, $865, $877 and $544, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer,Inc.,a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2004, the fund was charged $1,582 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2004, the fund was charged $6,689 pursuant to the custody agreement.

22

The components of Due from The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $2,338, Rule 12b-1 distribution plan fees $802, shareholder services plan fees $713, custodian fees $1,531 and transfer agency per account fees $431, which are offset against an expense reimbursement currently in effect in the amount of $9,588.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by Dreyfus.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2004, amounted to $6,706,880 and $3,348,509, respectively.

At September 30, 2004, the cost of investments for federal income tax purposes was $3,632,062; accordingly, accumulated net unrealized appreciation on investments was $583,768, consisting of $585,392 gross unrealized appreciation and $1,624 gross unrealized depreciation.

NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial,Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC and the directors of all or substantially all of the Dreyfus funds, on behalf of a purported class and derivatively on behalf of said funds, alleging violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, and the common law. The complaints alleged, among other things, (i) that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend Dreyfus funds over other funds, (ii) that such payments were not disclosed to investors, (iii) that economies of scale and soft-dollar benefits were not passed on to investors, and (iv) that 12b-1

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

fees charged to certain funds that were closed to new investors were also improper.The complaints sought compensatory and punitive damages, rescission of the advisory contracts and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. On April 22, 2004, the actions were consolidated under the caption In re Dreyfus Mutual Funds Fee Litigation, and a consolidated amended complaint was filed on September 13,2004.While adding new parties and claims under state and federal law, the allegations in the consolidated amended complaint essentially track the allegations in the prior complaints pertaining to 12b-1 fees, directed brokerage, soft dollars and revenue sharing. Dreyfus and the funds believe the allegations to be totally without merit and intend to defend the action vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse effect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors

Dreyfus Premier Natural Leaders Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Premier Natural Leaders Fund (one of the funds comprising Dreyfus Premier Opportunity Funds) as of September 30, 2004, and the related statements of operations and changes in net assets and financial highlights for the period from October 31, 2003 (commencement of operations) to September 30,2004.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification by examination of securities held by the custodian as of September 30, 2004 and confirmation of securities not held by the custodian by correspondence with others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier Natural Leaders Fund at September 30, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the period from October 31, 2003 to September 30, 2004, in conformity with U.S. generally accepted accounting principles.

New York, New York November 12, 2004

The Fund 25

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (61) Chairman of the Board (2000)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Azimuth Trust, an institutional asset management firm, Member of Board of Managers and Advisory Board

No. of Portfolios for which Board Member Serves: 186

———————

Clifford L. Alexander, Jr. (71)

Board Member (2000)

Principal Occupation During Past 5 Years:
  President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
  Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
  Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation (October 1999-September 2000)
Other Board Memberships and Affiliations:
  Wyeth (formerly, American Home Products Corporation), a global leader in pharmaceuticals, consumer healthcare products and animal health products, Director
  Mutual of America Life Insurance Company, Director
No. of Portfolios for which Board Member Serves: 65

———————

Lucy Wilson Benson (77)

Board Member (2000)

Principal Occupation During Past 5 Years:

• President of Benson and Associates, consultants to business and government (1980-present)

Other Board Memberships and Affiliations:
  The International Executive Services Corps., Director
  Citizens Network for Foreign Affairs,Vice Chairperson
  Council on Foreign Relations, Member
  Lafayette College Board of Trustees,Vice Chairperson Emeritus
  Atlantic Council of the U.S., Director
No. of Portfolios for which Board Member Serves: 39
26

David W. Burke (68) Board Member (2003)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:
  John F. Kennedy Library Foundation, Director
  U.S.S. Constitution Museum, Director
No. of Portfolios for which Board Member Serves: 83
———————
Whitney I. Gerard (69) Board Member (2003)
Principal Occupation During Past 5 Years: • Partner of Chadbourne & Parke LLP
No. of Portfolios for which Board Member Serves: 37
———————
Arthur A. Hartman (78) Board Member (2003)
Principal Occupation During Past 5 Years:
  Chairman of First NIS Regional Fund (ING/Barings Management) and New Russia Fund
  Advisory Council Member to Barings-Vostok
Other Board Memberships and Affiliations: • APCO Associates, Inc., Senior Consultant
No. of Portfolios for which Board Member Serves: 37
———————
George L. Perry (70) Board Member (2003)

Principal Occupation During Past 5 Years:

• Economist and Senior Fellow at Brookings Institution

No. of Portfolios for which Board Member Serves: 37
———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

The Fund 27

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since April 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 97 investment companies (comprised of 190 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 59 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 97 investment companies (comprised of 190 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 51 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, Vice President since April 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 98 investment companies (comprised of 206 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since June 1977.

STEVEN F. NEWMAN, Secretary since April 2000.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 98 investment companies (comprised of 206 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since July 1980.

ROBERT R. MULLERY, Assistant Secretary since January 2003.

Associate General Counsel of the Manager, and an officer of 26 investment companies (comprised of 58 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since May 1986.

MICHAEL A. ROSENBERG, Assistant Secretary since April 2000.

Associate General Counsel of the Manager, and an officer of 95 investment companies (comprised of 199 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1991.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 98 investment companies (comprised of 206 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since August 2003.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 26 investment companies (comprised of 101 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since September 1982.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 27 investment companies (comprised of 106 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1990.

28

KENNETH J. SANDGREN, Assistant Treasurer since November 2001.

Mutual Funds Tax Director of the Manager, and an officer of 98 investment companies (comprised of 206 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 1993.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (98 investment companies, comprising 206 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. Mr. Connolly has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001. Mr. Connolly is 47 years old.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 33 years old and has been an employee of the Distributor since October 1998.

For More	Information

Dreyfus Premier	Transfer Agent &
Natural Leaders Fund	Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue
Dreyfus Service Corporation
New York, NY 10166
200 Park Avenue
Custodian	New York, NY 10166
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2004, is available through the fund’s website at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Beginning with the fund’s fiscal quarter ending December 31, 2004, the fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

®

© 2004 Dreyfus Service Corporation 6006AR0904

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Mr. Joseph DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $41,040 in 2003 and $42,210 in 2004.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $9,000 in 2003 and $9,000 in 2004. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $85,000 in 2003 and $218,500 in 2004.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $3,182 in 2003 and $5,578 in 2004. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2003 and $0 in 2004.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2003 and $316 in 2004. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) and (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2003 and $0 in 2004.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $158,125 in 2003 and $790,824 in 2004.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 9.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the

Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor West, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 10. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER OPPORTUNITY FUNDS
-	Dreyfus Premier Enterprise Fund

-	Dreyfus Premier Financial Services Fund

-	Dreyfus Premier Natural Leaders Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 24, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 24, 2004

EXHIBIT INDEX

	(a)(1)	Code of ethics referred to in Item 2.

	(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

	(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)